Expense Example, No Redemption - Catalyst/CIFC Senior Secured Income Fund	Nov. 01, 2025 USD ($)
Catalyst/CIFC Senior Secured Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 591
Expense Example, No Redemption, 3 Years	900
Expense Example, No Redemption, 5 Years	1,231
Expense Example, No Redemption, 10 Years	2,165
Catalyst/CIFC Senior Secured Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	676
Expense Example, No Redemption, 5 Years	1,181
Expense Example, No Redemption, 10 Years	2,570
Catalyst/CIFC Senior Secured Income Fund Class C-1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	676
Expense Example, No Redemption, 5 Years	1,181
Expense Example, No Redemption, 10 Years	2,570
Catalyst/CIFC Senior Secured Income Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	368
Expense Example, No Redemption, 5 Years	661
Expense Example, No Redemption, 10 Years	$ 1,494